Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
January 31, 2022
FAV-NPRT1-0422
1.813029.117
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.3%
Liberty Global PLC Class C (a)	42,369	1,145,658
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	9,320	979,159
Media - 2.5%
Advantage Solutions, Inc. Class A (a)	230,680	1,679,350
DISH Network Corp. Class A (a)	24,505	769,457
Interpublic Group of Companies, Inc.	65,421	2,325,062
News Corp. Class A	43,341	963,904
Nexstar Broadcasting Group, Inc. Class A	11,941	1,974,803
Scholastic Corp.	15,220	624,324
Thryv Holdings, Inc. (a)	33,273	1,079,043
		9,415,943
TOTAL COMMUNICATION SERVICES		11,540,760
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.5%
Adient PLC (a)	47,472	1,992,400
Distributors - 0.2%
LKQ Corp.	16,010	878,789
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	65,049	1,913,742
Laureate Education, Inc. Class A	113,343	1,433,789
		3,347,531
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	25,430	871,995
Brinker International, Inc. (a)	58,397	1,939,364
Caesars Entertainment, Inc. (a)	41,082	3,127,983
Elior SA (a)(b)	53,210	320,969
Hilton Grand Vacations, Inc. (a)	26,750	1,307,005
		7,567,316
Household Durables - 1.8%
Meritage Homes Corp. (a)	11,330	1,156,000
Mohawk Industries, Inc. (a)	18,123	2,861,078
Tempur Sealy International, Inc.	46,790	1,862,710
Tupperware Brands Corp. (a)(c)	75,718	1,167,572
		7,047,360
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	34,754	2,087,673
Qurate Retail, Inc. Series A	184,600	1,297,738
		3,385,411
Leisure Products - 0.3%
Mattel, Inc. (a)	54,380	1,137,630
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	29,060	3,813,253
Nordstrom, Inc. (a)	74,829	1,683,653
		5,496,906
Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc. (a)	22,725	884,003
American Eagle Outfitters, Inc.	34,517	788,023
Bath & Body Works, Inc.	9,860	552,850
Camping World Holdings, Inc.	23,100	766,920
Gap, Inc.	106,277	1,920,425
Lithia Motors, Inc. Class A (sub. vtg.)	7,659	2,237,424
Rent-A-Center, Inc.	56,820	2,394,963
Sally Beauty Holdings, Inc. (a)	53,190	913,272
Signet Jewelers Ltd.	26,420	2,275,555
Victoria's Secret & Co. (a)	38,677	2,159,337
Williams-Sonoma, Inc. (c)	8,380	1,345,325
		16,238,097
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	44,818	2,692,217
TOTAL CONSUMER DISCRETIONARY		49,783,657
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Primo Water Corp.	140,039	2,338,651
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	37,760	1,062,944
U.S. Foods Holding Corp. (a)	64,120	2,260,871
		3,323,815
Food Products - 1.4%
Bunge Ltd.	24,884	2,460,032
Darling Ingredients, Inc. (a)	46,519	2,966,517
		5,426,549
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	35,139	1,493,759
Tobacco - 0.3%
Altria Group, Inc.	24,381	1,240,505
TOTAL CONSUMER STAPLES		13,823,279
ENERGY - 9.3%
Energy Equipment & Services - 1.0%
Liberty Oilfield Services, Inc. Class A (a)	90,945	1,100,435
Technip Energies NV (a)	64,580	988,171
TechnipFMC PLC (a)	241,245	1,565,680
		3,654,286
Oil, Gas & Consumable Fuels - 8.3%
Antero Resources Corp. (a)	183,570	3,585,122
APA Corp.	17,177	570,448
Canadian Natural Resources Ltd.	64,923	3,302,459
Cenovus Energy, Inc. (Canada)	250,642	3,645,809
Cheniere Energy, Inc.	26,120	2,922,828
Denbury, Inc. (a)	34,640	2,602,850
Devon Energy Corp.	14,999	758,499
DHT Holdings, Inc.	32,568	158,932
Diamondback Energy, Inc.	3,657	461,367
Energy Transfer LP	56,070	536,590
Enviva, Inc.	25,115	1,757,548
Euronav NV	21,472	176,891
Genesis Energy LP	79,200	894,168
Hess Corp.	49,981	4,612,746
HollyFrontier Corp.	42,470	1,493,245
Marathon Petroleum Corp.	8,189	587,561
Targa Resources Corp.	36,254	2,141,886
The Williams Companies, Inc.	19,724	590,537
Tourmaline Oil Corp.	26,590	948,007
		31,747,493
TOTAL ENERGY		35,401,779
FINANCIALS - 12.1%
Banks - 3.0%
Bank of Kyoto Ltd.	17,024	793,705
East West Bancorp, Inc.	17,686	1,527,009
First Citizens Bancshares, Inc.	2,333	1,817,594
First Citizens Bancshares, Inc. Class B	210	147,000
M&T Bank Corp.	17,588	2,979,055
PacWest Bancorp	40,857	1,896,991
Signature Bank	7,577	2,308,182
		11,469,536
Capital Markets - 1.9%
Ameriprise Financial, Inc.	8,687	2,643,541
Lazard Ltd. Class A	44,512	1,942,504
LPL Financial	15,923	2,743,851
		7,329,896
Consumer Finance - 1.0%
OneMain Holdings, Inc.	29,150	1,505,889
SLM Corp.	129,365	2,372,554
		3,878,443
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	37,748	2,642,360
ECN Capital Corp.	131,376	551,900
Equitable Holdings, Inc.	59,553	2,003,363
Voya Financial, Inc.	1,805	122,668
WeWork, Inc. (a)(c)	152,940	1,136,344
		6,456,635
Insurance - 3.7%
AMBAC Financial Group, Inc. (a)	19,801	280,580
American Financial Group, Inc.	15,707	2,046,308
Arch Capital Group Ltd. (a)	48,209	2,233,041
Assurant, Inc.	16,359	2,494,911
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,493	1,686,664
Reinsurance Group of America, Inc.	14,137	1,623,352
The Travelers Companies, Inc.	22,160	3,682,549
		14,047,405
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	33,515	1,726,023
Essent Group Ltd.	23,803	1,086,369
		2,812,392
TOTAL FINANCIALS		45,994,307
HEALTH CARE - 5.0%
Biotechnology - 0.5%
Ascendis Pharma A/S sponsored ADR (a)	630	76,633
Horizon Therapeutics PLC (a)	1,943	181,340
Rocket Pharmaceuticals, Inc. (a)(c)	2,246	37,373
United Therapeutics Corp. (a)	8,230	1,661,390
		1,956,736
Health Care Equipment & Supplies - 0.4%
Dentsply Sirona, Inc.	3,845	205,400
Hologic, Inc. (a)	3,541	248,720
STERIS PLC	380	85,272
Teleflex, Inc.	734	227,679
The Cooper Companies, Inc.	865	344,530
Zimmer Biomet Holdings, Inc.	1,579	194,249
		1,305,850
Health Care Providers & Services - 2.8%
AdaptHealth Corp. (a)	42,350	800,415
Cardinal Health, Inc.	2,155	111,133
Centene Corp. (a)	36,709	2,854,492
Cigna Corp.	12,574	2,897,804
DaVita HealthCare Partners, Inc. (a)	255	27,634
Humana, Inc.	1,790	702,575
Laboratory Corp. of America Holdings (a)	8,013	2,174,408
McKesson Corp.	2,204	565,811
Molina Healthcare, Inc. (a)	1,253	363,971
Tenet Healthcare Corp. (a)	1,390	103,027
		10,601,270
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)(c)	851	65,280
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,475	205,497
Avantor, Inc. (a)	1,733	64,693
Bio-Rad Laboratories, Inc. Class A (a)	634	380,229
IQVIA Holdings, Inc. (a)	1,676	410,452
Maravai LifeSciences Holdings, Inc. (a)	1,205	34,849
PerkinElmer, Inc.	1,885	324,540
Syneos Health, Inc. (a)	2,549	230,837
		1,651,097
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	1,980	205,781
Jazz Pharmaceuticals PLC (a)	22,233	3,088,386
Perrigo Co. PLC	782	29,771
Royalty Pharma PLC	1,287	51,493
Viatris, Inc.	4,584	68,622
		3,444,053
TOTAL HEALTH CARE		19,024,286
INDUSTRIALS - 19.8%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	21,103	2,802,267
Northrop Grumman Corp.	3,591	1,328,311
The Boeing Co. (a)	3,117	624,148
		4,754,726
Air Freight & Logistics - 0.6%
FedEx Corp.	8,953	2,201,185
Building Products - 1.7%
Builders FirstSource, Inc. (a)	49,525	3,367,205
Jeld-Wen Holding, Inc. (a)	88,995	2,100,282
UFP Industries, Inc.	13,908	1,110,693
		6,578,180
Commercial Services & Supplies - 1.4%
CoreCivic, Inc. (a)	38,486	389,093
HNI Corp.	27,880	1,169,287
KAR Auction Services, Inc. (a)(c)	51,710	735,316
The Brink's Co.	42,577	2,971,023
		5,264,719
Construction & Engineering - 2.6%
AECOM	9,245	639,107
API Group Corp. (a)	56,289	1,255,245
Fluor Corp. (a)	122,531	2,578,052
Granite Construction, Inc.	50,812	1,828,216
Quanta Services, Inc.	422	43,348
Valmont Industries, Inc.	4,775	1,037,273
Willscot Mobile Mini Holdings (a)	66,335	2,457,048
		9,838,289
Electrical Equipment - 1.3%
Array Technologies, Inc. (a)	91,100	960,194
Regal Rexnord Corp.	15,052	2,385,441
Sensata Technologies, Inc. PLC (a)	12,580	721,589
Vertiv Holdings Co.	42,562	887,843
		4,955,067
Machinery - 3.2%
Allison Transmission Holdings, Inc.	50,626	1,923,282
Crane Co.	29,026	3,004,481
Kennametal, Inc. (c)	46,840	1,619,259
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	96	6,489
PACCAR, Inc.	19,290	1,793,777
Stanley Black & Decker, Inc.	10,396	1,815,661
Timken Co.	33,000	2,204,400
		12,367,349
Marine - 0.9%
Genco Shipping & Trading Ltd.	19,663	305,956
Golden Ocean Group Ltd.	12,486	112,998
Kirby Corp. (a)	39,627	2,582,888
Star Bulk Carriers Corp. (c)	23,649	525,954
		3,527,796
Professional Services - 2.7%
Alight, Inc. Class A (a)	37,360	360,898
CACI International, Inc. Class A (a)	5,493	1,359,298
KBR, Inc.	35,196	1,527,506
Manpower, Inc.	30,101	3,156,692
Nielsen Holdings PLC	206,321	3,891,214
		10,295,608
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	8,025	454,055
Ryder System, Inc.	15,949	1,167,307
TFI International, Inc. (Canada)	14,841	1,428,467
XPO Logistics, Inc. (a)	16,440	1,087,835
		4,137,664
Trading Companies & Distributors - 3.0%
AerCap Holdings NV (a)	1,374	86,562
Beacon Roofing Supply, Inc. (a)	46,688	2,561,771
Custom Truck One Source, Inc. Class A (a)	88,410	726,730
Fortress Transportation & Infrastructure Investors LLC	64,692	1,726,629
GMS, Inc. (a)	35,055	1,794,115
Herc Holdings, Inc.	10,898	1,748,584
MRC Global, Inc. (a)	68,790	509,734
NOW, Inc. (a)	24,507	217,867
Univar, Inc. (a)	83,987	2,225,656
		11,597,648
TOTAL INDUSTRIALS		75,518,231
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (a)	8,080	819,958
Plantronics, Inc. (a)(c)	62,504	1,665,732
		2,485,690
Electronic Equipment & Components - 1.5%
Flex Ltd. (a)	174,479	2,823,070
Insight Enterprises, Inc. (a)	14,844	1,397,563
Vontier Corp.	58,460	1,643,311
		5,863,944
IT Services - 2.9%
Concentrix Corp.	11,566	2,324,650
Cyxtera Technologies, Inc. Class A (a)	177,939	2,129,930
DXC Technology Co. (a)	46,246	1,391,080
MoneyGram International, Inc. (a)	69,190	606,796
Rackspace Technology, Inc. (a)(c)	52,165	652,584
Unisys Corp. (a)	128,417	2,343,610
Verra Mobility Corp. (a)(c)	99,398	1,574,464
		11,023,114
Software - 2.5%
CDK Global, Inc.	24,250	1,042,023
Micro Focus International PLC	184,140	1,132,853
NCR Corp. (a)	71,995	2,740,130
NortonLifeLock, Inc.	53,390	1,388,674
SS&C Technologies Holdings, Inc.	38,296	3,058,702
		9,362,382
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology Holdings PLC	9,770	1,046,856
Xerox Holdings Corp.	21,056	444,492
		1,491,348
TOTAL INFORMATION TECHNOLOGY		30,226,478
MATERIALS - 10.2%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (a)	98,591	2,919,280
Celanese Corp. Class A	3,556	553,705
Corteva, Inc.	12,127	583,066
Eastman Chemical Co.	25,208	2,997,987
Huntsman Corp.	84,917	3,042,576
Olin Corp.	30,060	1,523,140
The Chemours Co. LLC	48,150	1,574,987
Trinseo PLC	41,483	2,221,000
Tronox Holdings PLC	67,786	1,538,742
		16,954,483
Construction Materials - 1.1%
Eagle Materials, Inc.	11,186	1,631,478
GCC S.A.B. de CV	108,100	762,171
Martin Marietta Materials, Inc.	1,486	578,232
Summit Materials, Inc. (a)	37,997	1,351,173
		4,323,054
Containers & Packaging - 2.3%
Berry Global Group, Inc. (a)	38,087	2,567,826
Crown Holdings, Inc.	20,558	2,351,835
O-I Glass, Inc. (a)	160,378	2,134,631
Sealed Air Corp.	20,283	1,377,621
WestRock Co.	9,087	419,456
		8,851,369
Metals & Mining - 2.4%
Alcoa Corp.	25,190	1,428,525
Allegheny Technologies, Inc. (a)(c)	51,326	938,753
Arconic Corp. (a)	67,489	2,087,435
Carpenter Technology Corp. (c)	41,333	1,187,084
Constellium NV (a)	107,193	1,874,806
First Quantum Minerals Ltd.	9,789	241,115
Steel Dynamics, Inc.	8,747	485,633
Wheaton Precious Metals Corp.	18,169	732,535
		8,975,886
TOTAL MATERIALS		39,104,792
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 5.7%
American Tower Corp.	9,005	2,264,758
CubeSmart	70,599	3,582,193
Equinix, Inc.	3,288	2,383,471
Equity Lifestyle Properties, Inc.	36,270	2,839,578
Lamar Advertising Co. Class A	11,205	1,241,066
SITE Centers Corp.	60,941	902,536
The GEO Group, Inc.	39,958	268,917
Ventas, Inc.	74,480	3,948,930
VICI Properties, Inc.	70,910	2,029,444
Washington REIT (SBI)	17,430	429,127
Welltower, Inc.	19,680	1,704,878
		21,594,898
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	76,316	1,601,873
Realogy Holdings Corp. (a)	97,080	1,601,820
		3,203,693
TOTAL REAL ESTATE		24,798,591
UTILITIES - 7.2%
Electric Utilities - 3.9%
Edison International	67,058	4,210,572
Exelon Corp.	42,704	2,474,697
FirstEnergy Corp.	51,148	2,146,170
NRG Energy, Inc.	49,887	1,991,988
PG&E Corp. (a)	300,980	3,849,534
		14,672,961
Independent Power and Renewable Electricity Producers - 1.6%
NextEra Energy Partners LP	4,200	315,924
The AES Corp.	173,268	3,843,084
Vistra Corp.	94,512	2,061,307
		6,220,315
Multi-Utilities - 1.7%
MDU Resources Group, Inc.	100,561	2,953,477
Sempra Energy	25,839	3,569,916
		6,523,393
TOTAL UTILITIES		27,416,669
TOTAL COMMON STOCKS (Cost $336,016,083)		372,632,829

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.17% 2/3/22 to 4/21/22 (e) (Cost $1,009,745)	1,010,000	1,009,727

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	13,509,725	13,512,427
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	5,469,449	5,469,996
TOTAL MONEY MARKET FUNDS (Cost $18,982,386)		18,982,423

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $356,008,214)	392,624,979
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(10,889,955)
NET ASSETS - 100.0%	381,735,024

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	14	Mar 2022	3,681,580	(277,862)	(277,862)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $320,969 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $245,965.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	9,374,021	166,353,114	162,214,708	2,226	-	-	13,512,427	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	4,785,846	17,950,360	17,266,210	3,241	-	-	5,469,996	0.0%
Total	14,159,867	184,303,474	179,480,918	5,467	-	-	18,982,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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